As filed with the U.S. Securities and Exchange Commission on August 12, 2005

                                                             File No. 333-121800

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [2]

                           AXA ENTERPRISE FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Address of Principal Executive Offices)

                                 (212) 554-1234
                  (Registrant's Area Code and Telephone Number)

                                 STEVEN M. JOENK
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (Name and Address of Agent for Service)

                                 With copies to:

         PATRICIA LOUIE, ESQ.                      ARTHUR J. BROWN, ESQ.
 AXA EQUITABLE LIFE INSURANCE COMPANY        KIRKPATRICK & LOCKHART NICHOLSON
     1290 AVENUE OF THE AMERICAS                       GRAHAM LLP
       NEW YORK, NEW YORK 10104            1800 MASSACHUSETTS AVE., NW 2ND FLOOR
                                                  WASHINGTON, DC 20036


This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class B, Class C and Class Y shares of beneficial interest in the series of the registrant designated as the AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise Growth Fund, AXA Enterprise high-Yield Bond Fund, AXA Enterprise International Growth Fund, AXA Enterprise Mergers and Acquisitions Fund, AXA Enterprise Money Market Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund and AXA Enterprise Tax-Exempt Income Fund.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 811-21695 and 333-121788).

                           AXA ENTERPRISE FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

      Cover Sheet

      Contents of Registration Statement

      Letter to Shareholders*

      Notice of Special Meeting*

      Part A - Proxy Statement/Prospectus*

      Part B - Statement of Additional Information*

      Part C - Other Information

      Signature Page

* Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-121800) as filed with the SEC on December 30, 2004 and subsequently filed in definitive form pursuant to Rule 497 on February 18, 2005.

                                EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of Kirkpatrick & Lockhart Nicholson Graham LLP on Tax Matters (Exhibit 12) for the reorganizations of, Enterprise Small Company Growth Fund, Enterprise Deep Value Fund, Enterprise Equity Income Fund, Enterprise Growth and Income Fund, Enterprise International Growth Fund, Enterprise Global Financial Services Fund, Enterprise Global Socially Responsive Fund, Enterprise Government Securities Fund, Enterprise Short Duration Fund, Enterprise Tax-Exempt Income Fund and Enterprise Money Market Fund, each a series of The Enterprise Group of Funds, Inc., into AXA Enterprise Small Company Growth Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise Short Duration Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund, each a series of the Registrant.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.
--------  ----------------

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

      SECTION 1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

      All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

      SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

      SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

      SECTION 5. AMENDMENTS. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of
      Persons covered thereby prior to such amendment. . . .

      SECTION 7. APPLICABLE LAW. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . ..
      (b)  Notwithstanding  the first  sentence  of  Section  7(a) of this
      Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of
      Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

Article X of the By-Laws of the Registrant states:

      SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.
--------  ---------

      (1)(a)(1)   Agreement and Declaration of Trust of Registrant.(1)

      (1)(a)(2)   Certificate of Trust of Registrant.(1)

      (2)         By-laws of Registrant.(1)

      (3)         None other than  provisions  contained  in Exhibit  (a)(1) and
                  (b).

      (4) Agreement and Plan of Reorganization and Termination; filed as Exhibit A to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

      (5)         Not Applicable.

      (6)(a) Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company ("AXA Equitable"). (5)

      (6)(b)      Investment   Advisory  Agreement  between  AXA  Equitable  and
                  Alliance   Capital   Management   L.P.  with  respect  to  AXA
                  Enterprise Global Financial Services Fund. (5)

      (6)(c)      Investment   Advisory  Agreement  between  AXA  Equitable  and
                  Barrow, Hanley, Mewhinney & Strauss, Inc. with respect to AXA Enterprise Deep Value Fund. (5)

      (6)(d) Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. with respect to AXA Enterprise Equity Income Fund and AXA Enterprise Short Duration Bond Fund. (5)

      (6)(e)      Investment   Advisory  Agreement  between  AXA  Equitable  and
                  Caywood-Scholl   Capital   Management   with  respect  to  AXA
                  Enterprise High-Yield Bond Fund. (5)

      (6)(f) Investment Advisory Agreement between AXA Equitable and Eagle Asset Management, Inc. with respect to AXA Enterprise Small Company Growth Fund. (5)

      (6)(g) Investment Advisory Agreement between AXA Equitable and GAMCO Investors, Inc. with respect to AXA Enterprise Mergers and Acquisitions Fund and AXA Enterprise Small Company Value Fund.
                  (5)

      (6)(h)      Investment  Advisory  Agreement between AXA Equitable and J.P.
                  Morgan  Investment  Management,   Inc.  with  respect  to  AXA
                  Enterprise Money Market Fund. (5)

      (6)(i)      Investment   Advisory  Agreement  between  AXA  Equitable  and
                  Marsico Capital Management, LLC with respect to AXA Enterprise Capital Appreciation Fund. (5)

      (6)(j) Investment Advisory Agreement between AXA Equitable and MBIA Capital Management Corp. with respect to AXA Enterprise Tax-Exempt Income Fund. (5)

      (6)(k)      Investment   Advisory  Agreement  between  AXA  Equitable  and
                  Rockefeller & Co., Inc. with respect to the AXA Enterprise Global Socially Responsive Fund. (5)

      (6)(l)      Investment  Advisory  Agreement between AXA Equitable and SSgA
                  Funds   Management,   Inc.  with  respect  to  AXA  Enterprise
                  International Growth Fund. (5)

      (6)(m) Investment Advisory Agreement between AXA Equitable and TCW Investment Management Company with respect to AXA Enterprise Equity Fund and AXA Enterprise Government Securities Fund. (5)

      (6)(n) Investment Advisory Agreement between AXA Equitable and UBS Global Asset Management (Americas) Inc. with respect to AXA Enterprise Growth and Income Fund. (5)

      (7) Distribution Agreement between Registrant and Enterprise Fund Distributors, Inc. ("EFD"). (5)

      (8)         Not applicable.

      (9) Global Custody Agreement between Registrant and JPMorgan Chase Bank ("JPMorgan Chase"). (5)

      (10)(a) Distribution Plan pursuant to Rule 12b-1 with respect to Class A shares of the Registrant. (5)

      (10)(b) Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant. (5)

      (10)(c) Distribution Plan pursuant to Rule 12b-1 with respect to Class C shares of the Registrant. (5)

      (10)(d) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940. (5)

      (11) Legal Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered.(3)

      (12) Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP as to tax matters--(filed herewith).

      (13)(a) Mutual Funds Service Agreement between Registrant and AXA Equitable. (5)

      (13)(b)     Expense  Limitation   Agreement  between  Registrant  and  AXA
                  Equitable. (5)

      (13)(c) Transfer Agency Services Agreement between Registrant and Boston Financial Data Services. (5)

      (14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.(3)

      (15)        Not Applicable.

      (16)        Powers of Attorney.(4)

      (17)        Additional Exhibits

                  (a)   Proxy Card.(2)

                  ____________________

      (1)         Incorporated   by  reference  to   Registrant's   Registration
                  Statement on Form N-1A filed on December 30, 2004 (File No. 333-121788).

      (2)         Incorporated   by  reference  to   Registrant's   Registration
                  Statement on Form N-14 filed on December 30, 2004 (File No. 333-121800).

      (3) Filed previously in Registrant's Registration Statement on Form N-14 filed on December 30, 2004 (File No. 333-121800).

      (4) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed on January 31, 2005 (File No. 333-121800).

      (5) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on May 13, 2005 (File No. 333-121788).

ITEM 17.  UNDERTAKINGS.
--------  -------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 12th day of August, 2005 and certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act.

                                    AXA Enterprise Funds Trust

                                    By:  /s/ Steven M. Joenk
                                         ---------------------------------
                                         Steven M. Joenk
                                         Trustee, President and Chief Executive
                                         Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                  Title                Date
---------                                  -----                ----


/s/ Steven M. Joenk
-------------------------------            Trustee              August 12, 2005
Steven M. Joenk


/s/ Jettie M. Edwards*
-------------------------------            Trustee              August 12, 2005
Jettie M. Edwards


/s/ William M. Kearn*
-------------------------------            Trustee              August 12, 2005
William M. Kearn


/s/ Christopher P.A. Komisarjevsky*
----------------------------------         Trustee              August 12, 2005
Christopher P.A. Komisarjevsky


/s/ Theodossios Athanassiades*
-------------------------------            Trustee              August 12, 2005
Theodossios Athanassiades


/s/ David W. Fox*
-------------------------------            Trustee              August 12, 2005
David W. Fox


/s/ Gary S. Schpero*
-------------------------------            Trustee              August 12, 2005
Gary S. Schpero


/s/ Harvey Rosenthal*
-------------------------------            Trustee              August 12, 2005
Harvey Rosenthal


/s/ Kenneth T. Kozlowski*
-------------------------------            Trustee              August 12, 2005
Kenneth T. Kozlowski


* By:  /s/ Steven M. Joenk
       ----------------------------
       Steven M. Joenk
       (Attorney-in-Fact)

                                  Exhibit Index
                                  -------------


(12)   Opinion  of Kirkpatrick & Lockhart Nicholson Graham LLP as to tax matters